RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Due From Related Parties, Current		¥ 129,506	$ 18,826	¥ 55,940
Beijing Shihui [Member]
Due From Related Parties, Current	[1]	0		55,940
De Nong Zheng Cheng Seed Limited [Member]
Due From Related Parties, Current		¥ 129,506		¥ 0

[1]	Balance due from Shihui as of September 30, 207 mainly consisted of receivables of RMB38,200 related to disposal of the commercial seed business and working capital loan of RMB17,740.